Asset Retirement Obligations (Details) (USD $)	3 Months Ended	9 Months Ended
	Mar. 31, 2014	Mar. 31, 2014
Activity during the period :
Adjustment to liability due to acquisitions		$ 5,449,254
Accretion of discount	86,928	173,856
Asset retirement obligations at the end of the period	5,623,110	5,623,110
Long-term portion	$ 5,623,110	$ 5,623,110